Employee benefits - Information Popular Inc. shares of common stock held by the plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure
Shares of Popular, Inc. common stock	162,936	156,444
Fair value of shares of Popular, Inc. common stock	$ 9,177	$ 9,191
Dividends paid on shares of Popular, Inc. common stock held by the plan	$ 238	$ 177